REVENUE AND EXPENSES (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Finance income	€ 958
Change in fair value of the warrants as finance income	€ 5,754	€ 334